Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,046,433	$ 1,957,695
Ending balance	1,843,623	2,046,433
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(28,128)	(23,174)
Other comprehensive income (loss) before reclassifications	22,724	(4,954)
Reclassification adjustments for losses included in net loss, net of tax	0	0
Net other comprehensive income (loss)	22,724	(4,954)
Ending balance	(5,404)	(28,128)
Unrealized gain (loss) in Accumulated OCI
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,119	637
Other comprehensive income (loss) before reclassifications	3,790	(3,811)
Reclassification adjustments for losses included in net loss, net of tax	(33)	4,293
Net other comprehensive income (loss)	3,757	482
Ending balance	4,876	1,119
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(27,009)	(22,537)
Other comprehensive income (loss) before reclassifications	26,514	(8,765)
Reclassification adjustments for losses included in net loss, net of tax	(33)	4,293
Net other comprehensive income (loss)	26,481	(4,472)
Ending balance	$ (528)	$ (27,009)